Goodwill and Intangibles Level 4 (Details) - Rollforward of Goodwill - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill, Acquired During Period	$ 10	$ 13
Goodwill, Translation Adjustments	(7)	6
Goodwill [Roll Forward]
Goodwill, Beginning Balance	119	112
Goodwill, Ending Balance	122	119
Accumulated Foreign Currency Translation	(13)	(6)
Goodwill, Impaired, Accumulated Impairment Loss	(57)	(57)
EPCD [Member]
Goodwill [Line Items]
Goodwill, Acquired During Period	10	13
Goodwill, Translation Adjustments	(2)	1
Goodwill [Roll Forward]
Goodwill, Beginning Balance	46	34
Goodwill, Ending Balance	54	46
Accumulated Foreign Currency Translation	0	2
Goodwill, Impaired, Accumulated Impairment Loss	(57)	(57)
FPD [Member]
Goodwill [Line Items]
Goodwill, Acquired During Period	0	0
Goodwill, Translation Adjustments	(5)	(5)
Goodwill [Roll Forward]
Goodwill, Beginning Balance	73	78
Goodwill, Ending Balance	68	73
Accumulated Foreign Currency Translation	(13)	(8)
Goodwill, Impaired, Accumulated Impairment Loss	$ 0	$ 0